Consolidated Statement of Stockholders' Equity (Deficit) - USD ($)	Series A Preferred Stock [Member]	Series C Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Subscriptions Payable [Member]	Accumulated (Deficit) [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2015	$ 2,000	$ 5,750	$ 351,827	$ 26,703,900		$ (28,937,607)	$ (214,749)	$ (2,088,879)
Balance, shares at Dec. 31, 2015	2,000,000	5,750,000	351,827,400
Shares issued for cash			$ 56,250	242,600				298,850
Shares issued for cash, shares			56,250,000
Shares issued for services			$ 8,500	72,600	11,400			92,500
Shares issued for services, shares			8,500,000
Shares issued for services, related parties		$ 6,250	$ 29,400	303,350				339,000
Shares issued for services, related parties, shares		6,250,000	29,400,000
Shares issued for conversion of debts			$ 78,417	142,769				221,186
Shares issued for conversion of debts, shares			78,416,839
Contributed capital, debt settlement payment				14,000				14,000
Warrants issued for debt financing				931,996				931,996
Adjustments to derivative liability due to debt conversions				1,052,128				1,052,128
Net loss for the year						(1,701,810)	(61,998)	(1,763,808)
Balance at Dec. 31, 2016	$ 2,000	$ 12,000	$ 524,394	29,463,343	11,400	(30,639,417)	(276,747)	(903,027)
Balance, shares at Dec. 31, 2016	2,000,000	12,000,000	524,394,239
Shares issued for cash			$ 7,583	800,417				808,000
Shares issued for cash, shares			7,583,333
Shares issued for services			$ 15,791	961,888	(11,400)			966,279
Shares issued for services, shares			15,790,435
Shares issued for services, related parties			$ 7,657	193,103				200,760
Shares issued for services, related parties, shares			7,657,091
Shares issued for conversion of debts			$ 7,292	309,832				317,124
Shares issued for conversion of debts, shares			7,291,571
Adjustments to derivative liability due to debt conversions				(60,322)				(60,322)
Shares issued for cash, warrant exercises				$ 4,000	171,000			175,000
Shares issued for cash, warrant exercises, shares				4,000,000
Shares issued for cash related party			$ 14,000	$ 336,000				350,000
Shares issued for cash related party, shares			14,000,000
Options awarded for services				325,434				325,434
Options awarded for services, related parties				1,252,411				1,252,411
Net loss for the year						(13,957,984)	(124,899)	(14,082,883)
Balance at Dec. 31, 2017	$ 2,000	$ 12,000	$ 580,717	$ 33,753,106		$ (44,597,401)	$ (401,646)	$ (10,651,224)
Balance, shares at Dec. 31, 2017	2,000,000	12,000,000	580,716,669